Fair Value Measurements	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Sep. 30, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
6.	Fair value measurements
Below summarizes the financial liabilities measure at fair value as of June 30, 2026 and December 31, 2025, respectively:

	June 30, 2026
Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	687,093,995	687,093,995

Total financial liabilities	—	—	687,093,995	687,093,995

	December 31, 2025
Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	764,570,995	764,570,995

Total financial liabilities	—	—	764,570,995	764,570,995

Armada Acquisition Corp II [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
NOTE 8. FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s assets that are measured at fair value as of June 30, 2026 and September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026
Assets:
Marketable securities held in Trust Account	1	$241,164,305

	Level	September 30, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$234,628,166
The fair value of the Public Warrants is $3,565,000 or $0.31 per public warrant. The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

May 22, 2025
Volatility	6.4%
Risk free rate	3.99%
Stock price	$9.845
Weighted term (Yrs)	2.99
The fair value of the 2,400,000 of interests in founders shares allocated to the non-managing
members was $4,621,895 or approximately $1.93 per Founder Share and was determined using Monte Carlo Simulation Model. These interest allocations have been classified within shareholders’ deficit and will not require remeasurement after issuance.
The following table presents the quantitative information regarding market assumptions used in the valuation of the interest allocations to the non-managing members:

May 22, 2025
Volatility	6.40%
Risk free rate	4.09%
Stock price	$9.845
Weighted term (Yrs)	1.34

NOTE 8. FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s assets that are measured at fair value as of September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	September 30, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$234,628,166
The fair value of the Public Warrants is $3,565,000 or $0.31 per public warrant. The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

May 22, 2025
Volatility	6.4%
Risk free rate	3.99%
Stock price	$9.845
Weighted term (Yrs)	2.99
The fair value of the 2,400,000 of interests in founders shares allocated to the non-managing
members was $4,621,895 or approximately $1.93 per Founder Share and was determined using Monte Carlo Simulation Model. These interest allocations have been classified within shareholders’ deficit and will not require remeasurement after issuance.
The following table presents the quantitative information regarding market assumptions used in the valuation of the interest allocations to the non-managing members:

May 22, 2025
Volatility	6.40%
Risk free rate	4.09%
Stock price	$9.845
Weighted term (Yrs)	1.34